Consolidated Balance Sheets - USD ($)	Mar. 31, 2025	Mar. 31, 2024
CURRENT ASSETS:
Cash and cash equivalents	$ 176,229,874	$ 85,174,017
Accounts receivable, net	954,200
Prepayments and other assets	6,809,198	402,899
Inventories	190,242	191,201
Loan receivables	11,941,378
Prepaid consideration		56,250,000
TOTAL CURRENT ASSETS	196,124,892	142,018,117
NON-CURRENT ASSETS
Property and equipment, net	16,148
Intangible assets, net	7,880,154
Right of use assets	98,396
Goodwill	10,833,735
TOTAL NON-CURRENT ASSETS	18,828,433
TOTAL ASSETS	214,953,325	142,018,117
CURRENT LIABILITIES:
Accrued expenses and other current liabilities	1,521,938	1,104,812
Contract liabilities	10,217,048	415,020
Taxes payable	33,863	74,091
Operating lease liabilities-current	40,058
Amount due to related parties	2,000,000	2,000,000
TOTAL CURRENT LIABILITIES	13,812,907	3,593,923
NON-CURRENT LIABILITIES
Operating lease liabilities-non-current	41,679
Deferred tax liabilities	1,947,603
TOTAL NON CURRENT LIABILITIES	1,989,282
TOTAL LIABILITIES	15,802,189	3,593,923
COMMITMENTS AND CONTINGENCIES (Note 20)
SHAREHOLDERS’ EQUITY:
Ordinary share ($0.0001 par value, 5,000,000,000 shares authorized, 1,656,749,413 and 438,336,843 shares issued, 1,655,583,530 and 437,170,960 shares outstanding as of March 31, 2025 and 2024, respectively)	165,675	43,834
Additional paid-in capital	405,616,966	210,324,890
Treasury stock (1,165,883 shares as of March 31, 2025 and 2024, respectively)	(3,988,370)	(3,988,370)
Accumulated deficit	(198,903,752)	(63,926,383)
Accumulated other comprehensive loss	(3,771,374)	(4,086,587)
TOTAL SHAREHOLDERS’ EQUITY	199,119,145	138,367,384
Non-controlling interest	31,991	56,810
TOTAL EQUITY	199,151,136	138,424,194
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	$ 214,953,325	$ 142,018,117